Condensed Consolidated Statement of Changes in Equity - USD ($)	Common Stock [Member]		Additional Paid-in Capital [Member]		Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2021	$ 4,000		$ 201,159,000		$ (188,922,000)	$ 219,000	$ 12,460,000
Balance, shares at Dec. 31, 2021	3,600,701
Common stock issued for services		[1]	2,109,000				2,109,000
Common stock issued for services, shares	193,000
Sale of common stock and warrants	$ 1,000		8,282,000				8,283,000
Sale of common stock and warrants, shares	1,265,795
Stock based compensation, shares	25,917
Accretion of deemed preferred stock dividend			210,000				210,000
Deemed preferred stock dividend			(210,000)				(209,682)
Preferred stock dividend			(9,000)				(9,000)
Net loss					(27,052,000)	(210,000)	(27,262,000)
Common stock issued in settlement of accounts payable		[1]	105,000				105,000
Common stock issued in settlement of accounts payable, shares	23,864
Sale of common stock under At-the-market offering		[1]	2,070,000				2,070,000
Sale of common stock under At-the-market offering, shares	308,491
Common stock issued upon exercise of warrants		[1]	218,000				218,000
Common stock issued upon exercise of warrants, shares	87,300
Change in fair value of modified options			15,000				15,000
Issuance of subsidiary stock in settlement of debt to parent			(292,000)			292,000
Stock based compensation		[1]	2,625,000			(322,000)	2,303,000
Balance at Dec. 31, 2022	$ 5,000		216,282,000		(215,974,000)	(21,000)	292,000
Balance, shares at Dec. 31, 2022	5,505,068
Common stock issued for services		[2]	1,097,000				1,097,000
Common stock issued for services, shares	116,750
Sale of common stock and warrants	$ 1,000		6,747,000				6,748,000
Sale of common stock and warrants, shares	850,030
Stock based compensation		[2]	1,047,000			5,000	1,052,000
Stock based compensation, shares	249,125
Preferred stock dividend			(2,000)				(2,000)
Net loss					(7,332,000)	(50,000)	(7,382,000)
Common stock issued in settlement of accounts payable		[2]	105,000				105,000
Common stock issued in settlement of accounts payable, shares	8,800
Balance at Mar. 31, 2023	$ 6,000		225,276,000		(223,306,000)	(66,000)	1,910,000
Balance, shares at Mar. 31, 2023	6,729,773
Balance at Dec. 31, 2022	$ 5,000		216,282,000		(215,974,000)	(21,000)	292,000
Balance, shares at Dec. 31, 2022	5,505,068
Common stock issued for services	$ 1,000		7,616,000				7,617,000
Common stock issued for services, shares	882,463
Sale of common stock and warrants	$ 3,000		15,298,000				15,301,000
Sale of common stock and warrants, shares	2,313,599
Stock based compensation							230,000
Stock based compensation, shares	274,961
Preferred stock dividend			(9,000)				(9,000)
Net loss					(29,041,000)	351,000	(28,690,000)
Common stock issued in settlement of accounts payable		[1]	105,000				105,000
Common stock issued in settlement of accounts payable, shares	8,800
Sale of common stock under At-the-market offering		[1]	60,000				60,000
Sale of common stock under At-the-market offering, shares	50,792
Common stock issued upon exercise of warrants		[1]	218,000				218,000
Common stock issued upon exercise of warrants, shares	87,300
Stock based compensation		[1]	961,000			(600,000)	361,000
Common stock issued for exercise of warrants cashlessly		[1]		[1]
Common stock issued for exercise of warrants cashlessly, shares	4,360
Sale of subsidiary stock			1,675,000			296,000	1,971,000
Balance at Dec. 31, 2023	$ 9,000		241,988,000		(245,015,000)	26,000	(2,992,000)
Balance, shares at Dec. 31, 2023	9,040,043
Common stock issued for services	$ 2,000		1,249,000				1,251,000
Common stock issued for services, shares	1,862,744
Sale of common stock and warrants		[3]	1,040,000				1,040,000
Sale of common stock and warrants, shares	260,720
Stock based compensation		[3]	(190,000)				(190,000)
Stock based compensation, shares	1,500
Accretion of deemed preferred stock dividend			133,000				133,000
Deemed preferred stock dividend			(133,000)				(133,000)
Preferred stock dividend			(2,000)				(2,000)
Net loss					(3,402,000)	(13,000)	(3,415,000)
Balance at Mar. 31, 2024	$ 11,000		$ 244,085,000		$ (248,417,000)	$ 13,000	$ (4,308,000)
Balance, shares at Mar. 31, 2024	11,165,007

[1]	Less than $1
[2]	- less than $1
[3]	- less than $1